Statements of Operations (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014
Income Statement [Abstract]
Sales
Cost of sales
Gross Profit		0
Operating expenses
Professional fees	17,491		96,523	96,523
General and administrative	18,318	1,100	45,116	46,216
Total operating expenses	35,809	1,100	141,639	142,739
Loss from operations	(35,809)	(1,100)	(141,639)	(142,739)
Other income (expense)
Interest expense	3,137		7,212	7,212
Income (loss) before income taxes	(38,946)	(1,100)	(148,851)	(149,951)
Income taxes		800	800	1,600
Net (loss)	$ (38,946)	$ (1,900)	$ (149,651)	$ (151,551)
Loss per common share-basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding-basic and diluted	14,565,000	20,000,000	14,370,934	16,629,967